Research and Development Expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Research and Development Expense [Abstract]
Employee compensation	¥ 1,850,886		¥ 1,004,835	¥ 451,284
Design and development expenses	1,827,980		1,455,297	948,753
Travel and entertainment expenses	104,949		60,622	27,085
Depreciation and amortization expenses	103,427		38,940	7,819
Rental and related expenses	33,105		12,367	10,485
Others	77,595		30,828	19,927
Total	¥ 3,997,942	$ 581,477	¥ 2,602,889	¥ 1,465,353